EMPLOYEE BENEFIT PLANS (Details 17) - El Salvador [Member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.60%	5.10%
Salary rate Value	2.50%	3.00%
Discount rate [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (661)
Effect on DBO Decrease	$ 720
Discount rate [Member] | Other long term benefits [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	3.10%
Discount rate [Member] | Other long term benefits [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	4.10%
Salary Level [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 121
Effect on DBO Decrease	$ (157)
Salary Level [Member] | Other long term benefits [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	2.00%
Salary Level [Member] | Other long term benefits [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	3.00%